Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—98.7%
Australia—3.2%
Dexus	386,339	$3,172
GPT Group (The) - In Specie(1)(2)	13,566	—
National Storage REIT	2,427,044	3,125
Scentre Group	735,389	1,977
		8,274

Belgium—1.3%
Warehouses De Pauw CVA	18,212	3,314
Canada—4.5%
Boardwalk Real Estate Investment Trust	108,600	3,841
Granite Real Estate Investment Trust	110,429	5,611
Summit Industrial Income REIT	212,000	1,969
		11,421

France—1.8%
Klepierre SA	118,580	4,502
Germany—4.4%
Deutsche Wohnen SE	67,500	2,758
TLG Immobilien AG	99,300	3,169
Vonovia SE	97,419	5,245
		11,172

Hong Kong—3.9%
Link REIT	292,504	3,097
Swire Properties Ltd.	1,008,000	3,344
Wharf Real Estate Investment Co., Ltd.	572,600	3,494
		9,935

India—1.0%
Ascendas India Trust	2,160,800	2,490
Ireland—0.8%
Irish Residential Properties REIT plc	1,161,000	2,071
Japan—10.6%
Invesco Office J-REIT, Inc.	18,800	3,890
Kenedix Office Investment Corp.	347	2,676
Kenedix Residential Next Investment Corp.	1,810	3,408
Mitsubishi Estate Co., Ltd.	518,000	9,962
Mitsui Fudosan Logistics Park, Inc.	840	3,730
Nippon Prologis REIT, Inc.	1,286	3,271
		26,937

Norway—1.6%
Entra ASA 144A(3)	245,302	4,051
Singapore—0.5%
Mapletree Industrial Trust	720,100	1,392
Spain—3.2%
Inmobiliaria Colonial Socimi SA	297,500	3,791
	Shares	Value

Spain—continued
Merlin Properties Socimi SA	304,000	$4,361
		8,152

Sweden—2.9%
Catena AB	65,000	2,870
Kungsleden AB	432,562	4,544
		7,414

United Kingdom—6.4%
Derwent London plc	45,410	2,412
Empiric Student Property plc	524,923	678
Safestore Holdings plc	242,557	2,589
Segro plc	159,928	1,901
UNITE Group plc (The)	342,900	5,723
Workspace Group plc	197,800	3,113
		16,416

United States—52.6%
Alexandria Real Estate Equities, Inc.	38,265	6,183
American Homes 4 Rent Class A	137,550	3,605
Americold Realty Trust	115,711	4,057
Apartment Investment & Management Co. Class A	79,331	4,097
AvalonBay Communities, Inc.	36,565	7,668
Brixmor Property Group, Inc.	153,533	3,318
Cousins Properties, Inc.	117,600	4,845
Crown Castle International Corp.	23,250	3,305
CubeSmart	98,975	3,116
CyrusOne, Inc.	42,185	2,760
Douglas Emmett, Inc.	69,695	3,060
Duke Realty Corp.	164,096	5,689
Equinix, Inc.	7,100	4,144
Equity Residential	94,515	7,648
Essex Property Trust, Inc.	6,327	1,904
Extra Space Storage, Inc.	26,565	2,806
Healthcare Trust of America, Inc. Class A	136,500	4,133
Healthpeak Properties, Inc.	218,400	7,528
Host Hotels & Resorts, Inc.	64,806	1,202
Invitation Homes, Inc.	107,310	3,216
Mid-America Apartment Communities, Inc.	23,500	3,099
Paramount Group, Inc.	83,140	1,157
Prologis, Inc.	89,934	8,017
Regency Centers Corp.	45,950	2,899
RLJ Lodging Trust	56,507	1,001
Ryman Hospitality Properties, Inc.	42,536	3,686
Simon Property Group, Inc.	46,831	6,976
Spirit Realty Capital, Inc.	82,016	4,034
STORE Capital Corp.	96,800	3,605
Sun Communities, Inc.	36,006	5,404
Taubman Centers, Inc.	54,550	1,696
VICI Properties, Inc.	227,550	5,814
See Notes to Schedule of Investments

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

	United States—continued
Welltower, Inc.	33,300	$2,723
		134,395

	Total Common Stocks (Identified Cost $202,640)	251,936

	Total Long-Term Investments—98.7% (Identified Cost $202,640)	251,936

	TOTAL INVESTMENTS—98.7% (Identified Cost $202,640)	$251,936
	Other assets and liabilities, net—1.3%	3,357
	NET ASSETS—100.0%	$255,293

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities amounted to a value of $4,051 or 1.6% of net assets.

Country Weightings†
United States	53%
Japan	11
United Kingdom	6
Canada	5
Germany	4
Hong Kong	4
Australia	3
Other	14
Total	100%
† % of total investments as of December 31, 2019.
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$251,936	$251,936	$—(1)
Total Investments	$251,936	$251,936	$—

(1)	Includes internally fair valued securities currently priced at $0.
There were no securities valued using significant observable inputs (Level 2) at December 31, 2019.
There were no transfers into or out of Level 3 related to securities held at December 31, 2019.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2019.
See Notes to Schedule of Investments

DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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